Share Capital (Details) - USD ($)								1 Months Ended				9 Months Ended	12 Months Ended
	Aug. 04, 2020	Jun. 19, 2020	Jun. 16, 2020	Jun. 01, 2020	Apr. 24, 2020	Aug. 31, 2019	Jul. 31, 2019	Aug. 31, 2021	May 31, 2021	May 31, 2020	Oct. 31, 2019	Sep. 30, 2021	Dec. 31, 2020	Oct. 14, 2021	Oct. 01, 2021	Mar. 09, 2021	Oct. 26, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Capital (Details) [Line Items]
Aggregate common shares												22,600,000
Warrants to purchase common shares									224,000			11,299,000
Common shares offering price (in Dollars per share)									$ 1.375			$ 8.5
Warrant exercise price (in Dollars per share)												$ 9.5
Warrant exercisable, description												Each warrant is exercisable for one common share and is immediately exercisable and will expire five years from the issuance date. A holder (together with its affiliates) may not exercise any portion of such holder’s warrants to the extent that the holder would own more than 4.99% of the Company’s outstanding common shares immediately after exercise, except that upon notice from the holder to the Company, the holder may decrease or increase the limitation of ownership of outstanding stock after exercising the holder’s warrants up to 9.99% of the number of common shares outstanding immediately after giving effect to the exercise, as such percentage ownership is determined in accordance with the terms of the warrants, provided that any increase in such limitation shall not be effective until 61 days following notice to the Company.
Commission and other offering expenses (in Dollars)									$ 6,800,000
Crypto currency, description												The proceeds will be used, in part, towards the purchase of 60,000 crypto mining machines (“miners”).
Sale of stock								2,488,530	11,000,000
Price per common share (in Dollars per share)						$ 1.29		$ 4.25			$ 1.19
Sale of stock, description								(a) one common share of the Company, (b) a warrant to purchase one common share of the Company at an exercise price of $6.50 per share immediately exercisable and will expire three years from the issuance date (the “A Warrant”), and (c) a warrant to purchase one common share of the Company at an exercise price of $7.50 per share immediately exercisable and will expire three years from the issuance date (the “B Warrant”) (collectively the “August 2021 Warrants”).
Issued and outstanding percentage								4.99%
Number of warrants									224,000
Aggregate of common shares								213,916
Cash (in Dollars)												$ 100,521,000	$ 461,000					$ 2,896,000	$ 149,000	$ 341,000
Net proceeds (in Dollars)								$ 10,100,000
Common stock shares issued						175,765					149,500	59,208,801	7,867,186			197,798			3,850,105
Issued of common shares									700,000
Common shares certificates									600,000
Fair value of stock (in Dollars)									$ 795,000
Worth of common shares (in Dollars)									$ 11,000,000			$ 1,700,000
Floor price per share (in Dollars per share)									$ 1,740,000
Gross proceeds (in Dollars)												1,300,000
Consulting agreement, description					the Company entered into a consulting agreement with ROK Consulting Inc. (“ROK”) to provide consulting services to the Company in the area of corporate finance, investor communications and financial and investor public relations (the “ROK Consulting Agreement”). As compensation for ROK’s services to be provided pursuant to the ROK Consulting Agreement, in addition to cash compensation, the Company agreed to issue to ROK 375,000 common shares of the Company.
Subscription agreement,of description											the Company entered into a related party subscription agreement and issued 330,000 common shares of the Company at $1.07 per share to a vendor in exchange for the satisfaction of certain accounts payable. The aggregate amount of the obligations shall be reduced by the cash proceeds actually received by the vendor from the sale of the shares by the vendor.
Purchase agreement						251,823
Received of gross proceeds (in Dollars)						$ 325,000	$ 480,000
Common stock shares amount							240,000
Purchase price per share (in Dollars per share)							$ 2
Aggregate warrants													1,860,320
Exercise of warrants received (in Dollars)													$ 478,000
Subsequent Event [Member]
Share Capital (Details) [Line Items]
Warrant exercise price (in Dollars per share)															$ 6
Common stock shares issued														1,500,000
Common stock shares issued													743,820
Maxim Group LLC [Member]
Share Capital (Details) [Line Items]
Commission and other offering expenses (in Dollars)												$ 176,300,000
OTC Hospitality Group [Member]
Share Capital (Details) [Line Items]
Cash (in Dollars)								$ 456,000
Oasis Common Shares [Member]
Share Capital (Details) [Line Items]
Common stock shares issued												630,000
Groupe Parameus Corp [Member]
Share Capital (Details) [Line Items]
Issued of common shares			200,000
Prepayment cash (in Dollars)				$ 150,000
Restricted stock award				100,000
Non qualified stock option				100,000
purchase of common stock shares				50,000
Exercise price per share (in Dollars per share)				$ 2.52
Fair value (in Dollars)			$ 504,000
ROK Consulting Inc [Member]
Share Capital (Details) [Line Items]
Common stock shares issued	225,000	150,000
Fair value (in Dollars)	$ 725,000	$ 360,000
Oasis Capital, LLC [Member]
Share Capital (Details) [Line Items]
Price per common share (in Dollars per share)										$ 11,000,000			$ 1.58
Common stock shares issued																	30,000
Equity purchase agreement (in Dollars)										$ 11,000,000			$ 389,000
Shares issued													200,000
Oasis capital for gross proceeds (in Dollars)													$ 720,000
A Warrants [Member]
Share Capital (Details) [Line Items]
Number of warrants								106,958
B Warrants [Member]
Share Capital (Details) [Line Items]
Number of warrants								106,958
Common Stock [Member] | Oasis Capital, LLC [Member]
Share Capital (Details) [Line Items]
Common stock shares issued													315,000
Public offering [Member]
Share Capital (Details) [Line Items]
Price per common share (in Dollars per share)									$ 1.25
Common stock shares issued									5,600,000